Document And Entity Information	6 Months Ended
Jun. 30, 2013
Document Information [Line Items]
Document Type	S-4
Amendment Flag	false
Document Period End Date	Jun. 30, 2013
Trading Symbol	GABC
Entity Registrant Name	GERMAN AMERICAN BANCORP, INC.
Entity Central Index Key	0000714395
Entity Filer Category	Accelerated Filer